Segment Reporting - Information about Service Lines and Operations in Different Geographic Areas (Detail) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2016	[1]	Sep. 30, 2016	[2]	Jun. 30, 2016	[3]	Mar. 31, 2016	[4]	Dec. 31, 2015	[5]	Sep. 30, 2015	[6]	Jun. 30, 2015	[7]	Mar. 31, 2015	[8]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues	$ 641,781		$ 558,543		$ 706,627		$ 729,032		$ 667,418		$ 805,857		$ 1,046,537		$ 550,463		$ 2,635,983	[9]	$ 3,070,275	[9]	$ 2,300,889	[9]
Installation Operations [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	1,074,069		1,256,412		1,041,525
Procurement Activities [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	879,222		1,123,329		677,734
Project Services and Engineering Operations [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	356,781		416,906		314,776
Fabrication Operations [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	325,911		273,628		266,854
Australia [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	881,812		1,157,723		614,164
Saudi Arabia [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	767,119		900,483		616,659
Qatar [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	419,963		46,873
Mexico [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	112,484		247,859		130,642
Russia [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	108,392
United States [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	95,996		32,858		148,606
Trinidad [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	67,757
India [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	56,027
United Arab Emirates [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	54,392		185,606		57,249
Malaysia [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	22,637				98,004
Indonesia [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	21,726		54,288		150,205
Brunei [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																			237,337
Brazil [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	6,449		183,656		290,561
Azerbaijan [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																					111,382
Other countries [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	$ 21,229		$ 23,592		$ 83,417

[1]	Net loss for the quarter ended December 31, 2016 was primarily due to increase in our estimated costs at completion on our Ichthys project in Australia and an impairment charge on the Intermac 600. Those were partially offset by productivity improvements and associated cost savings, primarily in our MEA segment.
[2]	Net income for the quarter ended September 30, 2016 was influenced by productivity improvements and associated cost savings, primarily in the MEA and ASA segments, partially offset by impairment losses on certain marine assets.
[3]	Net income for the quarter ended June 30, 2016 was influenced by productivity improvements and associated cost savings in the MEA and ASA segments.
[4]	Net loss for the quarter ended March 31, 2016 was influenced by successful execution and close-out improvements in the AEA segment and productivity improvements and associated cost savings, primarily in the ASA segment, partially offset by impairment losses on the Agile vessel.
[5]	Net loss for the quarter ended December 31, 2015 was influenced by improved productivity in our MEA segment offset by a $26 million fourth quarter non-cash MTM actuarial loss on our pension benefit plans.
[6]	Net income for the quarter ended September 30, 2015 was influenced by improved productivity in our MEA segment.
[7]	Net income for the quarter ended June 30, 2015 was influenced by improved productivity and increased activity in the ASA and MEA segments partially offset by an increase in restructuring expense.
[8]	Net loss for the quarter ended March 31, 2015 benefited from positive changes in estimate primarily related to cost savings.
[9]	Intercompany transactions were not significant during 2016, 2015 and 2014.